                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/Stephen E. Gibson
Stephen E. Gibson, President

November 24, 2000
G-60/610D-1000

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                               DECEMBER 27, 2000

                             LIBERTY FUNDS TRUST IV
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

                      LIBERTY INTERMEDIATE TAX-EXEMPT FUND

     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Intermediate Tax-Exempt Fund will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000, at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Intermediate Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Intermediate Tax-Exempt Fund by, the Stein Roe Intermediate Municipals Fund in exchange for shares of the Stein Roe Intermediate Municipals Fund and the distribution of such shares to the shareholders of the Liberty Intermediate Tax-Exempt Fund in complete liquidation of the Liberty Intermediate Tax-Exempt Fund.

     2. To elect eleven Trustees.

     3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Secretary

November 24, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 24, 2000

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                      LIBERTY INTERMEDIATE TAX-EXEMPT FUND
                           c/o Liberty Funds Trust IV
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                  c/o Liberty-Stein Roe Funds Municipal Trust
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.......................................    3
PROPOSAL 1 -- Acquisition of the Liberty Intermediate
              Tax-Exempt Fund by the Stein Roe Intermediate
              Municipals Fund...............................    8
  Principal Investment Risks................................    8
  Information about the Acquisition.........................    9
PROPOSAL 2 -- Election of Trustees..........................   14
GENERAL.....................................................   18
  Voting Information........................................   18
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Capitalization................................  C-1
Appendix D -- Management's Discussion of Fund Performance
              for the Stein Roe Intermediate Municipals
              Fund..........................................  D-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Intermediate Tax-Exempt Fund (the "Liberty Fund") by the Stein Roe Intermediate Municipals Fund (the "Stein Roe Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Liberty Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000, at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Liberty Fund by the Stein Roe Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Stein Roe Fund. The Stein Roe Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital. If the Agreement and Plan of Reorganization is approved by the shareholders of the Liberty Fund and the Acquisition occurs, the Liberty Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Stein Roe Fund in exchange for shares of the same class of the Stein Roe Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Liberty Fund will be distributed pro rata to its shareholders of the same class.

     Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust IV ("Trust IV"), of which the Liberty Fund is a series.

     Please review the enclosed Prospectus of the Stein Roe Fund for your class of shares and the "Financial Highlights" section contained in the enclosed Annual Report of the Stein Roe Fund. The enclosed Prospectus and the "Financial Highlights" section contained in the enclosed Annual Report are incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectus of the Liberty Fund dated April 1, 2000, as supplemented on August 18, 2000, October 23, 2000 and October 26, 2000.

     - The Statement of Additional Information of the Liberty Fund dated April 1, 2000, as supplemented on August 18, 2000 and October 23, 2000.

     - The Statement of Additional Information of the Stein Roe Fund dated November 1, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Liberty Fund dated November 30, 1999.

     - The financial statements included in the Liberty Fund's Semi-Annual Report to Shareholders dated May 31, 2000.

     - The Statement of Additional Information of the Stein Roe Fund dated November 24, 2000 relating to the Acquisition.

     The Liberty Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, Liberty Fund shareholders may call 1-800-426-3750 and Stein Roe Fund shareholders may call 1-800-338-2550, or you may write to your Fund at the address on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.libertyfunds.com or www.steinroe.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Liberty Fund and Stein Roe Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of Trust IV are recommending in Proposal 1 that the Stein Roe Fund acquire the Liberty Fund. This means that the Stein Roe Fund would acquire all of the assets and liabilities of the Liberty Fund in exchange for shares of the Stein Roe Fund representing the aggregate net asset value of the Liberty Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Stein Roe Fund with an aggregate net asset value equal to the aggregate net asset value of your Liberty Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 22, 2001.

In addition, the Trustees of Trust IV are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.  WHY IS THE ACQUISITION BEING PROPOSED?

The Trustees of Trust IV recommend approval of the Acquisition. In reviewing the Acquisition, the Trustees considered:

- that absent the Acquisition, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisor to the Liberty Fund, will recommend to the Trustees that the Fund be liquidated;

- that the Liberty Fund has not achieved sufficient sales growth and is not likely to do so in the near future;

- that the Acquisition offers shareholders of the Liberty Fund an investment in a larger fund with similar investment goals and with an expected reduction in the fees and expenses payable by the Liberty Fund, assuming that the Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund; and

- the tax-free nature of the Acquisition as opposed to other alternatives for the Funds and for shareholders.

Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Liberty Fund and the Stein Roe Fund and to analyze the estimated expenses that Liberty Financial, the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. The shareholder fees presented below for the Stein Roe Fund apply both before and after giving effect to the Acquisition. Sales charges of the Funds are paid directly by shareholders to Liberty Funds Distributor, Inc., the Funds' distributor. Annual Fund Operating Expenses are deducted from the Funds' assets. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Liberty Fund for its last fiscal year ended November 30, 1999 and by the Stein Roe Fund for its last fiscal year ended June 30, 2000.

SHAREHOLDER FEES(1)
(paid directly from your investment)

                                      LIBERTY FUND                          STEIN ROE FUND
                                      ------------                          --------------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS S
Maximum sales charge (load)
on purchases (%) (as a
percentage of the offering
price)                         3.25       0.00       0.00       3.25       0.00       0.00       0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on redemptions
(%) (as a percentage of the
lesser of purchase price or
redemption price)              1.00(2)    4.00       1.00       1.00(2)    4.00       1.00       0.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)       (3)        (3)        (3)        (3)        (3)        (3)        (4)

---------------
 (1) For Class A, B and C shares, a $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

 (4) There is a $7.00 charge for wiring sale proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                      LIBERTY FUND                          STEIN ROE FUND
                                      ------------                          --------------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS S
Management fee(5)(6)(7)(%)     0.55       0.55       0.55       0.58       0.58       0.58       0.58
-------------------------------------------------------------------------------------------------------
Distribution and service
(12b-1) fees(%)                0.20       0.85       0.85(8)    0.20       0.85       0.85(9)    0.00
-------------------------------------------------------------------------------------------------------
Other expenses(5)(7)(%)        0.74       0.74       0.74       0.23       0.23       0.23       0.23
-------------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(5)(7)(%)              1.49       2.14       2.14(8)    1.01       1.66       1.66(9)    0.81

                                                    STEIN ROE FUND (PRO FORMA COMBINED)
                                                    -----------------------------------
                                                  CLASS A    CLASS B    CLASS C    CLASS S
Management fee(10)(%)                              0.58       0.58       0.58       0.58
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(10)(%)       0.20       0.85       0.85       0.00
------------------------------------------------------------------------------------------
Other expenses(10)(%)                              0.22       0.22       0.22       0.22
------------------------------------------------------------------------------------------
Total annual fund operating expenses(10)(%)        1.00       1.65       1.65       0.80

---------------
 (5) The Liberty Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fee for each share class would be 0.00%, other expenses for each share class would be 0.60% and total annual fund operating expenses for Class A, B and C shares would be 0.80%, 1.45% and 1.45%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

 (6) The Stein Roe Fund's management fee includes both the management fee and the administration fee charged to the Fund.

 (7) The Stein Roe Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.47%, other expenses for each share class would be 0.23% and total annual fund operating expenses for Class A, B, C and S shares would be 0.90%, 1.55%, 1.55% and 0.70%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

 (8) The Liberty Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.00%. This arrangement may be modified or terminated by the distributor at any time.

 (9) The Stein Roe Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

(10) The Stein Roe Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.48%, other expenses for each share class would be 0.22% and total annual fund operating expenses for Class A, B, C and S would be 0.90%, 1.55%, 1.55% and 0.70%, respectively. This arrangement may be modified or terminated by the investment advisor at any time. Additionally, the Stein Roe Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Liberty Fund and the Stein Roe Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND
Class A                                                    $472      $781      $1,112      $2,047
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $217      $670      $1,149      $2,320
         sold all your shares at end of period             $617      $870      $1,149      $2,320
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $217      $670      $1,149      $2,472
         sold all your shares at end of period             $317      $670      $1,149      $2,472
--------------------------------------------------------------------------------------------------

STEIN ROE FUND
Class A                                                    $573      $782      $1,008      $1,659
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $169      $523      $  902      $1,791
         sold all your shares at end of period             $669      $823      $1,102      $1,791
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $169      $523      $  902      $1,965
         sold all your shares at end of period             $269      $523      $  902      $1,965
--------------------------------------------------------------------------------------------------
Class S                                                    $ 83      $259      $  450      $1,003
--------------------------------------------------------------------------------------------------

STEIN ROE FUND
(pro forma combined)
Class A                                                    $424      $633      $  860      $1,510
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $168      $520      $  897      $1,782
         sold all your shares at end of period             $568      $720      $  897      $1,782
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $168      $520      $  897      $1,955
         sold all your shares at end of period             $268      $520      $  897      $1,955
--------------------------------------------------------------------------------------------------
Class S                                                    $ 82      $256      $  444      $  990

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Liberty Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE LIBERTY FUND AND THE STEIN ROE FUND COMPARE?

This table shows the investment goals and primary investment strategies of each
Fund:

---------------------------------------------------------------------------------
                LIBERTY FUND                        STEIN ROE FUND
---------------------------------------------------------------------------------
     INVESTMENT GOAL: The Liberty Fund    INVESTMENT GOAL: The Stein Roe
     seeks as high a level of after-tax   Fund seeks a high level of total
     total return as is consistent with   return, consisting of current
     moderate volatility, by pursuing     income exempt from federal income
     current income exempt from federal   tax, consistent with the
     income tax and opportunities for     preservation of capital.
     long-term appreciation.
---------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:       PRIMARY INVESTMENT STRATEGIES:
     The Liberty Fund seeks to achieve    The Stein Roe Fund seeks to
     its goal as follows:                 achieve its goal as follows:
     - At least 80% of the Fund's total   - At least 80% of the Fund's
       assets are invested in             income will be exempt from federal
       tax-exempt bonds that are            income tax.
       investment grade or unrated        - The Fund invests primarily in
       securities that the Fund's           intermediate-term tax-exempt
       investment advisor believes to       bonds (generally with a
       be of comparable quality.            dollar-weighted average maturity
     - The Fund may invest up to 25% of     of 3 to 10 years).
       its total assets in unrated        - At least 75% of the Fund's total
       bonds.                               assets are invested in
     - The Fund maintains a weighted        tax-exempt bonds that are
       average maturity range of 3 to       investment grade, unrated
       10 years.                            securities that the Fund's
                                            investment advisor believes to
                                            be of comparable quality, or
                                            backed by the U.S. government.
                                          - The Fund may invest up to 25% of
                                            its total assets in lower-rated
                                            debt securities.
---------------------------------------------------------------------------------

The following compares the primary investment strategies that each Fund uses to achieve its investment goal:

     - Both Funds invest in tax-exempt bonds. At least 80% of the Liberty Fund's total assets are invested in tax-exempt bonds, and at least 80% of the Stein Roe Fund's net assets will be invested in securities that produce income that is exempt from federal income tax.

     - At least 80% of the Liberty Fund's total assets are invested in tax-exempt bonds that are investment grade or of comparable quality, while at least 75% of the Stein Roe Fund's total assets are invested in tax-exempt bonds that are investment grade or of comparable quality, or backed by the U.S. government.

     - The Liberty Fund may invest up to 25% of its total assets in unrated bonds, while the Stein Roe Fund may invest up to 25% of its total assets in lower-rated debt securities.

     - Both Funds maintain a weighted average maturity range of 3 to 10 years.

The fundamental and non-fundamental investment policies of the Liberty Fund and the Stein Roe Fund are similar, except as follows:

     - The Stein Roe Fund, unlike the Liberty Fund, is permitted to have more than 5% of its net assets invested in real estate acquired as a result of owning securities.

     - The Stein Roe Fund, unlike the Liberty Fund, is not permitted to purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions.

     - The Stein Roe Fund is not permitted to invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, while the Liberty Fund may invest up to 15% of its net assets in illiquid assets.

     - The Liberty Fund, unlike the Stein Roe Fund, may not invest more than 20% of its assets in bonds subject to the federal Alternative Minimum Tax ("AMT").

     - In addition to the foregoing significant considerations, the Stein Roe Fund has a number of investment restrictions to which the Liberty Fund is not subject. Many of these restrictions were imposed by regulations of state securities laws which are no longer applicable to mutual funds.

For a complete list of the Funds' investment restrictions, see the Prospectus and Statement of Additional Information of each Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

At a special meeting of the shareholders of the Stein Roe Fund scheduled to be held on December 27, 2000, the shareholders will consider changing the fundamental investment policies, which is expected to eliminate many of the differences between the policies of the Funds.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE STEIN ROE FUND IF THE ACQUISITION OCCURS?

You will receive the same class of shares that you currently own in the Liberty Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Liberty Fund or its shareholders as a result of the Acquisition.

The cost basis and holding period of your Liberty Fund shares are expected to carry over to your new shares in the Stein Roe Fund.

     PROPOSAL 1 -- ACQUISITION OF THE LIBERTY INTERMEDIATE TAX-EXEMPT FUND
                 BY THE STEIN ROE INTERMEDIATE MUNICIPALS FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Liberty Fund by the Stein Roe Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Stein Roe Fund, and how do they compare with the Liberty Fund?

     Because the Funds have similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk, interest rate risk, issuer risk, call risk and the risks related to tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call," or repay, its high-yielding bond before the bond's maturity date. The Funds could experience a decline in income if they have to reinvest the unanticipated proceeds at a lower rate. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     In addition, the Stein Roe Fund is exposed to the risks related to lower-rated debt securities (sometimes referred to as "junk bonds"). Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     Because both Funds may invest in bonds subject to the federal AMT, the interest income distributed by each Fund from certain tax-exempt bonds may be subject to the federal AMT. As a fundamental policy that cannot be changed without shareholder approval, the Liberty Fund may not invest more than 20% of total Fund assets in bonds subject to the federal AMT. The Stein Roe Fund, however, is not subject to this restriction. Therefore, by becoming a shareholder of the Stein Roe Fund, you are more exposed to the risk that the interest income that you receive as a distribution will be subject to the federal AMT. For more information about the principal investment risks of the Stein Roe Fund, please see the enclosed Prospectus of the Stein Roe Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of the Liberty Fund, the Acquisition is expected to occur on or around January 22, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - the Liberty Fund will transfer all of the assets and liabilities attributable to each class of shares of the Liberty Fund to the Stein Roe Fund in exchange for shares of the same class of the Stein Roe Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 19, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

     - The shares of each class of the Stein Roe Fund received by the Liberty Fund will be distributed to the shareholders of the same class of the Liberty Fund pro rata in accordance with their percentage ownership of each class of the Liberty Fund in full liquidation of the Liberty Fund.

     - After the Acquisition, the Liberty Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - The Acquisition requires approval by the Liberty Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of both Trust IV and the Liberty-Stein Roe Municipal Trust (the "Stein Roe Trust").

     A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or Trust IV's Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisition.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Stein Roe Fund of the same class as the shares that you currently own in the Liberty Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the Valuation Date.

     - If applicable, your Stein Roe Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Liberty Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Stein Roe Fund and of the Stein Roe Trust.

     The rights of shareholders of Trust IV and the Stein Roe Trust are substantially similar, except that (1) either the Board of Trustees or the shareholders of the Stein Roe Trust may amend its Agreement and Declaration of Trust in certain circumstances, while the Board of Trustees of Trust IV may only amend its Declaration when authorized to do so by a vote of shareholders holding a majority of the shares of the Trust entitled to vote, and (2) the Agreement and Declaration of Trust of the Stein Roe Trust, unlike that of Trust IV which includes no such provision, states that no shareholder may bring an action on behalf of the Trust or any series without first making demand on the Trustees requesting that they take such action on the shareholder's behalf.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Stein Roe Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Liberty Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Liberty Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Liberty Fund be liquidated. Liberty Financial informed the Trustees that the Liberty Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Liberty Fund's shareholders to exchange their investment for an investment in a larger fund with similar investment goals and strategies to the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Liberty Fund shareholder redeemed his or her shares to invest in another fund, like the Stein Roe Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Liberty Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Stein Roe Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Liberty Fund, the expense ratio of the Liberty Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Stein Roe Fund is expected to be materially lower than the Liberty Fund's expense ratio after Liberty Financial discontinues its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Liberty Fund and the Stein Roe Fund on July 31, 2000 and the Funds' current expense structures (assuming the Liberty Fund's voluntary expense limitation is discontinued), the Stein Roe Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.67% lower than the Liberty Fund's current expense ratio (for example, a 0.70% expense ratio for Class S of the Stein Roe Fund, as compared to 1.37% for Class A of the Liberty Fund if the limitation were discontinued and 0.80% if it continued). Note that the 12b-1 fees on Class A, B and C shares of the Liberty Fund are 0.20%, 0.85% and 0.85%, respectively. The 12b-1 fee on Class C shares of the Liberty Fund is voluntarily waived to 0.40%. There are no 12b-1 fees on Class S shares of the Stein Roe Fund.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Stein Roe Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Stein Roe Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain duplicate costs involved in operating the Liberty Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Stein Roe Fund or Liberty Financial.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Liberty Fund and the Class S shares of the Stein Roe Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                  LIBERTY FUND

                                    [CHART]

The Fund's year-to-date total return through   For period shows in bar chart:
September 30, 2000 was 5.27%.                  Best quarter: First quarter 1995, +4.80%
                                               Worst quarter: First quarter 1994, -4.44%

                                 STEIN ROE FUND

                                    [CHART]

The Fund's year-to-date total return through   For period shown in bar chart:
September 30, 2000 was 5.30%.                  Best quarter: First quarter 1995, +4.73%
                                               Worst quarter: First quarter 1994, -4.24%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year (or, if shorter, life of the Fund) periods ending December 31, 1999, including the applicable sales charges. Class A, B, and C shares of the Stein Roe Fund are not included in the tables as they were not in existence as of December 31, 1999. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

LIBERTY FUND*

                                                              1 YEAR    5 YEARS    LIFE OF FUND
Class A (%)                                                   (4.53)     5.31          4.76
-----------------------------------------------------------------------------------------------
Class B (%)                                                   (5.74)     5.32          4.58
-----------------------------------------------------------------------------------------------
Class C (%)                                                   (2.47)     5.55(1)       4.75(1)
-----------------------------------------------------------------------------------------------
Lehman Index (%)                                              (2.06)     6.91          5.73(2)
-----------------------------------------------------------------------------------------------
Lipper Average (%)                                            (1.64)     5.55          4.90(2)

STEIN ROE FUND+

                                                              1 YEAR    5 YEARS      10 YEARS
Class S (%)                                                   (1.41)     5.62          6.09
-----------------------------------------------------------------------------------------------
Bond Index (%)                                                (1.24)     7.12          7.10

 * The Liberty Fund's return is compared to the Lehman Brothers Municipal Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Liberty Fund's return is also compared to the average return of the funds included in the Lipper Intermediate Municipal Debt Universe Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Liberty Fund. Sales charges are not reflected in the Lipper Average.

 + The Stein Roe Fund's return is compared to the Lehman Brothers 10-Year Municipal Bond Index ("Bond Index"), an unmanaged group of securities. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

(1) Class C is a newer class of shares. Its performance information includes returns of the Liberty Fund's Class B shares (the oldest existing fund class) with a similar expense structure for periods prior to the inception of the newer class of shares. Class A and Class B shares were initially offered on February 1, 1993 and Class C shares were initially offered on August 1, 1997.

(2) Performance information is from January 31, 1993.

  Federal Income Tax Consequences

     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Liberty Fund, and Bell, Boyd & Lloyd LLC has delivered to the Liberty Fund and the Stein Roe Fund, an opinion to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Liberty Fund or the shareholders of the Liberty Fund as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Stein Roe Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Liberty Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Stein Roe Fund shares you receive will include the holding period for your Liberty Fund shares if you hold the Liberty Fund shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Stein Roe Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Stein Roe Fund's tax basis in the assets that the Stein Roe Fund receives from the Liberty Fund will be the same as the Liberty Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Stein Roe Fund's holding period in such assets will include the Liberty Fund's holding period in such assets.

     The closing of the Acquisition is conditioned on receipt of a letter from each of Ropes & Gray and Bell, Boyd & Lloyd LLC confirming the above opinions. The opinions are, and the confirmation letters will be, based on certain factual certifications made by officers of each Trust. The opinions are not a guarantee that the tax consequences of the Acquisition will be as described above. Prior to the closing of the Acquisition, the Liberty Fund and the Stein Roe Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign and other tax laws.

THE TRUSTEES OF TRUST IV UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration establishing Trust IV provides that any series of Trust IV (such as the Liberty Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Liberty Fund may be terminated by majority vote of the Liberty Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Liberty Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust IV on behalf of the Liberty Fund, the Stein Roe Trust on behalf of the Stein Roe Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Liberty Fund outstanding at the record date for the Meeting.

                       PROPOSAL 2 -- ELECTION OF TRUSTEES

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust IV, of which the Liberty Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust IV, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust IV. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust IV until the next meeting of shareholders of Trust IV called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and Trust IV's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust IV (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

 NOMINEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS           TRUSTEE SINCE
 ------------------         -----------------------------------------           -------------

Douglas A. Hacker     Executive Vice President and Chief Financial Officer       New nominee
(43)                  of UAL, Inc. (airline) since July 1999; Senior Vice
                      President and Chief Financial Officer of UAL, Inc.
                      prior thereto.

Janet Langford Kelly  Executive Vice President -- Corporate Development,         New nominee
(41)                  General Counsel, and Secretary of Kellogg Company
                      (food, beverage and tobacco producer) since September
                      1999; Senior Vice President, Secretary and General
                      Counsel of Sara Lee Corporation (branded, packaged,
                      consumer-products manufacturer) prior thereto.

Richard W. Lowry      Private Investor since 1987. (Formerly Chairman and               1995
(64)                  Chief Executive Officer of U.S. Plywood Corporation
                      (building products producer) from August 1985 to
                      August 1987.)

Salvatore Macera      Private Investor since 1981. (Formerly Executive Vice             1998
(69)                  President and Director of Itek Corporation
                      (electronics) from 1975 to 1981.)

William E. Mayer(2)   Partner, Park Avenue Equity Partners (venture                     1994
(60)                  capital), since November 1996; Dean, College of
                      Business and Management, University of Maryland, prior
                      thereto; Director, Johns Manville (building products
                      producer), Lee Enterprises (print and on-line media)
                      and WR Hambrecht + Co. (financial services provider).

Charles R. Nelson     Van Voorhis Professor, Department of Economics,            New nominee
(57)                  University of Washington; Consultant on economic and
                      statistical matters.

John J. Neuhauser     Academic Vice President and Dean of Faculties, Boston             1985
(57)                  College, since August 1999; Dean, Boston College
                      School of Management, prior thereto.

 NOMINEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS           TRUSTEE SINCE
 ------------------         -----------------------------------------           -------------
Joseph R. Palombo(3)  Trustee of the Stein Roe Mutual Funds since October               2000
(47)                  2000; Executive Vice President and Director of
                      Colonial and Stein Roe & Farnham Incorporated ("Stein
                      Roe") since April 1999; Executive Vice President and
                      Chief Administrative Officer of Liberty Funds Group
                      LLC since April 1999; Director of AlphaTrade Inc.
                      (broker-dealer), Colonial Advisory Services, Inc.,
                      Liberty Funds Distributor, Inc. and Liberty Funds
                      Services, Inc. since April 1999. (Formerly Vice
                      President of the Stein Roe Mutual Funds from April
                      1999 to October 2000, Vice President of the Liberty
                      Mutual Funds from April 1999 to August 2000, and Chief
                      Operating Officer of Putnam Mutual Funds (investments)
                      from 1994 to 1998.)

Thomas E. Stitzel     Business Consultant since 1999; Professor of Finance              1998
(64)                  and Dean, College of Business, Boise State University,
                      prior thereto; Chartered Financial Analyst.

Thomas C. Theobald    Managing Director, William Blair Capital Partners          New nominee
(62)                  (private equity investing), since 1994; Chief
                      Executive Officer and Chairman of the Board of
                      Directors of Continental Bank Corporation (banking
                      services) prior thereto.

Anne-Lee Verville     Consultant since 1997; General Manager, Global                    1998
(55)                  Education Industry (global education applications),
                      prior thereto. (Formerly President, Applications
                      Solutions Division, IBM Corporation (global education
                      and global applications), from 1991 to 1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust IV are not standing for reelection:

TRUSTEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------

Tom Bleasdale                 Retired (formerly Chairman of the Board and Chief         1987
(70)                          Executive Officer, Shore Bank & Trust Company
                              (banking services) from 1992 to 1993); Director,
                              Empire Co. (food distributor).

Lora S. Collins               Attorney (formerly Attorney, Kramer Levin Naftalis &      1991
(65)                          Frankel LLP (law firm) from 1986 to 1996).

James E. Grinnell             Private investor since November 1988.                     1995
(72)

James L. Moody, Jr.           Retired (formerly Chairman of the Board, Hannaford        1986
(70)                          Bros. Co. (food retailer) from 1984 to 1997 and
                              Chief Executive Officer prior thereto).

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

  Trustees' Compensation

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

  Meetings and Certain Committees

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust IV, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended November 30, 1999, the Board of Trustees of Trust IV (excluding the Liberty Tax-Exempt Money Market Fund, which has a different fiscal year end) held six meetings, the Audit Committee held three meetings, the Compensation Committee held two meetings, and the Governance Committee held four meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE LIBERTY FUND VOTE FOR EACH NOMINEE IN PROPOSAL 2.

  Required Vote for Proposal 2

     A plurality of the votes cast at the Meeting for Trust IV, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust IV. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of Trust IV are soliciting proxies from the shareholders of the Liberty Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 24, 2000.

  Information About Proxies and the Conduct of the Meeting

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Liberty Fund or by employees or agents of Stein Roe or Colonial and its affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a. By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d. In person at the Meeting.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition to be borne by the Liberty Fund and the Stein Roe Fund are approximately $33,000 and $21,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of the Liberty Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Liberty Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Liberty Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Liberty Fund at the Meeting. Shareholders of the Liberty Fund vote together with the shareholders of the other series of Trust IV for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust IV constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisors', Administrator's and Underwriter's Addresses. The address of Colonial Management Associates, Inc., the Liberty Fund's investment advisor and the Stein Roe Fund's administrator, is One Financial Center, Boston, Massachusetts 02111-2621. The address of the Stein Roe Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South Wacker Drive, Chicago, Illinois 60606. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Liberty Fund and Trust IV the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Stein Roe Fund and the Stein Roe Trust the total number of shares outstanding as of September 29, 2000. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trusts and their shareholdings in the Funds and Trusts.

     Adjournments; Other Business. If the Liberty Fund or Trust IV, as applicable, has not received enough votes by the time of the Meeting to approve any Proposal, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Liberty Fund or Trust IV, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Liberty Fund intends to present or knows that others will present is Proposal 1 and Proposal 2, as described above. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Liberty Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust IV, of which the Liberty Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Liberty Fund or Trust IV must be received by the Liberty Fund or Trust IV in writing a reasonable amount of time before Trust IV solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Liberty Fund, care of Trust IV, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among Liberty Funds Trust IV (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated August 29, 1978, as amended, on behalf of Liberty Intermediate Tax-Exempt Fund (the "Acquired Fund"), a series of the Trust, Liberty-Stein Roe Funds Municipal Trust (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated July 31, 1996, as amended, on behalf of Stein Roe Intermediate Municipals Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 22, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or

         Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

         (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

         (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

         (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

         (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

         (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended November 30, 1999 of the Acquired Fund, audited by PricewaterhouseCoopers LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended May 31, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since May 31, 2000;

         (g) Since May 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

         (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

         (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

         (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

         (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

         (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

         (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

         (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of May 31, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

         (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

         (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

         (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

         (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

         (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

         (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

         (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

         (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended June 30, 2000 of the Acquiring Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since June 30, 2000;

         (h) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

         (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

         (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

         (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

         (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

         (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

         (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Bell, Boyd & Lloyd LLC, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after November 30, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after November 30, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Bell, Boyd & Lloyd LLC satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

        (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, seventy-five percent (75%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and twenty-five percent (25%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, fifty percent (50%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty-Stein Roe Funds Municipal Trust, One Financial Center, Boston, Massachusetts 02111, Attention:
Secretary or to Liberty Funds Trust IV, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
    NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          LIBERTY FUNDS TRUST IV,
                                          on behalf of Liberty Intermediate
                                          Tax-Exempt Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                          LIBERTY-STEIN ROE FUNDS MUNICIPAL
                                          TRUST, on behalf of Stein Roe
                                          Intermediate
                                          Municipals Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                          Solely for purposes of Section 9.2 of
                                          the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE LIBERTY FUND AND TRUST IV AND SHARES OUTSTANDING OF THE STEIN ROE FUND AND STEIN ROE TRUST

     For each class of the Liberty Fund's shares and Trust IV's shares entitled to vote at the Meetings, and for each class of the Stein Roe Fund's shares and Stein Roe Trust's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND OR TRUST                                  CLASS    ENTITLED TO VOTE
-------------                                  -----    ----------------
LIBERTY FUND.................................    A          1,598,122
                                                 B          1,119,745
                                                 C            181,420

TRUST IV.....................................             256,523,247

STEIN ROE FUND...............................    A                  0
                                                 B                  0
                                                 C                  0
                                                 S         12,340,604

STEIN ROE TRUST..............................             194,963,056

OWNERSHIP OF SHARES

     As of September 29, 2000, Trust IV believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                              NUMBER OF        PERCENTAGE OF
                                                             OUTSTANDING        OUTSTANDING
                                                           SHARES OF CLASS    SHARES OF CLASS
FUND AND CLASS        NAME AND ADDRESS OF SHAREHOLDER           OWNED              OWNED
--------------        -------------------------------      ---------------    ---------------
LIBERTY FUND

CLASS A............  Merrill Lynch Pierce Fenner &             93,766.769           5.87%
                     Smith
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97AX9
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Donald I. Coggins Trustee                 12,820.513           7.07%
                     Donald I. Coggins Trust
                     U/A Dtd 2/6/1982
                     P.O. Box 544
                     Wilmington, VT 05363-0544

                     Eleanor B. Coggins Trustee                16,025.641           8.83%
                     Eleanor B. Coggins Trust
                     U/A Dtd 2/6/1982
                     Lape Raponda
                     P.O. Box 544
                     Wilmington, VT 05363-0544

                                                              NUMBER OF        PERCENTAGE OF
                                                             OUTSTANDING        OUTSTANDING
                                                           SHARES OF CLASS    SHARES OF CLASS
FUND AND CLASS        NAME AND ADDRESS OF SHAREHOLDER           OWNED              OWNED
--------------        -------------------------------      ---------------    ---------------
                     Merrill Lynch Pierce Fenner &             71,220.571          39.26%
                     Smith
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97AX9
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                     Leone O'Ferrall                           12,369.869           6.82%
                     Angeline O'Ferrall Trustees
                     Leone & Angeline O'Ferrall Rev
                     Trust
                     P.O. Box 145
                     Gualala, CA 95445
STEIN ROE FUND

CLASS S............  Charles Schwab & Co., Inc.             1,904,547.964          15.43%
                     Special Custody Account for the
                     Exclusive Benefit of Customers
                     Attn. Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Stein Roe Fund upon consummation of the
Acquisition:

                                                                 PERCENTAGE OF OUTSTANDING
                                                                 SHARES OF CLASS OWNED UPON
                                                                      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER               ACQUISITIONS
--------------            -------------------------------        --------------------------

LIBERTY FUND

CLASS A............    Merrill Lynch Pierce Fenner & Smith                      5.87%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97AX9
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

CLASS C............    Donald I. Coggins Trustee                                7.07%
                       Donald I. Coggins Trust
                       U/A Dtd 2/6/1982
                       P.O. Box 544
                       Wilmington, VT 05363-0544

                       Eleanor B. Coggins Trustee                               8.83%
                       Eleanor B. Coggins Trust
                       U/A Dtd 2/6/1982
                       Lape Raponda
                       P.O. Box 544
                       Wilmington, VT 05363-0544

                                                                 PERCENTAGE OF OUTSTANDING
                                                                 SHARES OF CLASS OWNED UPON
                                                                      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER               ACQUISITIONS
--------------            -------------------------------        --------------------------
                       Merrill Lynch Pierce Fenner & Smith                     39.26%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97B42
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

                       Leone O'Ferrall                                          6.82%
                       Angeline O'Ferrall Trustees
                       Leone & Angeline O'Ferrall Rev
                       Trust
                       P.O. Box 145
                       Gualala, CA 95445

STEIN ROE FUND

CLASS S............    Charles Schwab & Co., Inc.                              15.43%
                       Special Custody Account for the
                       Exclusive Benefit of Customers
                       Attn. Mutual Funds
                       101 Montgomery Street
                       San Francisco, CA 94104-4122

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                        --------------------------------       ------------
Stephen E. Gibson....................  President of the Stein Roe Mutual            1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December
                                       1998);Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                        --------------------------------       ------------
William J. Ballou....................  Secretary of the Liberty Mutual Funds        2000
(35)                                   since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Assistant Secretary of
                                       the Stein Roe Mutual Funds since May
                                       2000; Vice President, Assistant
                                       Secretary and Counsel of Colonial
                                       since October 1997; Vice President
                                       and Counsel since April 2000, and
                                       Assistant Secretary since December
                                       1998 of LFG; Associate Counsel,
                                       Massachusetts Financial Services
                                       Company (financial services provider)
                                       prior thereto.
Kevin M. Carome......................  Executive Vice President of the              1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

---------------
* Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees of the Liberty Mutual Funds received the following compensation from the Liberty Fund as of the Fund's fiscal year end(1):

                                                                LIBERTY FUND
TRUSTEE                                                           11/30/99
-------                                                    ----------------------
Mr. Bleasdale..........................................             $662(2)
Ms. Collins............................................              623
Mr. Grinnell...........................................              649
Mr. Lowry..............................................              630
Mr. Macera.............................................              629
Mr. Mayer..............................................              628
Mr. Moody..............................................              585(3)
Mr. Neuhauser..........................................              660
Mr. Stitzel............................................              629
Ms. Verville...........................................              617(4)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                      TOTAL COMPENSATION
-------                                                    ----------------------
Mr. Bleasdale..........................................           $103,000(5)
Ms. Collins............................................             96,000
Mr. Grinnell...........................................            100,000
Mr. Lowry..............................................             97,000
Mr. Macera.............................................             95,000
Mr. Mayer..............................................            101,000
Mr. Moody..............................................             91,000(6)
Mr. Neuhauser..........................................            101,252
Mr. Stitzel............................................             95,000
Ms. Verville...........................................             96,000(7)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

TRUSTEE                                                    TOTAL COMPENSATION(8)
-------                                                    ----------------------
Mr. Grinnell...........................................           $25,000
Mr. Lowry..............................................            25,000
Mr. Mayer..............................................            25,000
Mr. Neuhauser..........................................            25,000

     The current Board of Trustees of the Stein Roe Trust received the following compensation from the Stein Roe Fund as of the Fund's fiscal year end:

                                                               STEIN ROE FUND
TRUSTEE                                                           6/30/00
-------                                                    ----------------------
Mr. Bacon..............................................            $2,200
Mr. Boyd...............................................             2,400
Mr. Hacker.............................................             2,200
Ms. Kelly..............................................             2,200
Mr. Nelson.............................................             2,300
Mr. Theobald...........................................             2,200

     The following table sets forth the total compensation paid to each Trustee by the Stein Roe Mutual Funds for the fiscal year ended June 30, 2000.

TRUSTEE                                                    TOTAL COMPENSATION(9)
-------                                                    ----------------------
Mr. Bacon..............................................           $103,450
Mr. Boyd...............................................            109,950
Mr. Hacker.............................................             93,950
Ms. Kelly..............................................            103,450
Mr. Nelson.............................................            108,050
Mr. Theobald...........................................            103,450

---------------
(1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

(2) Includes $338 payable in later years as deferred compensation.

(3) Total compensation of $585 for the fiscal year ended November 30, 1999 will be payable in later years as deferred compensation.

(4) Total compensation of $617 for the fiscal year ended November 30, 1999 will be payable in later years as deferred compensation.

(5) Includes $52,000 payable in later years as deferred compensation.

(6) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(7) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(8) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

(9) At June 30, 2000, the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Income Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of Stein Roe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                                                      APPENDIX C

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Liberty Fund and the Stein Roe Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Liberty Fund by the Stein Roe Fund at net asset value as of that date:

                                                                                          STEIN ROE
                                                      STEIN ROE                              FUND
                                      LIBERTY            FUND            PRO FORMA        PRO FORMA
                                       FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)    COMBINED(2)
                                    -----------    ----------------    --------------    ------------
Class A(3)
Net asset value...................  $12,138,959                          $ (18,093)      $ 12,120,866
Shares outstanding................    1,564,295                           (458,371)         1,105,924
Net asset value per share.........  $      7.76                                          $      10.96

Class B(3)
Net asset value...................  $ 8,742,141                          $ (13,030)      $  8,729,111
Shares outstanding................    1,126,562                           (330,106)           796,456
Net asset value per share.........  $      7.76                                          $      10.96

Class C(3)
Net asset value...................  $ 1,536,692                          $  (2,290)      $  1,534,402
Shares outstanding................      198,027                            (58,026)           140,001
Net asset value per share.........  $      7.76                                          $      10.96

Class S
Net asset value...................                   $135,881,702        $ (20,929)      $135,860,773
Shares outstanding................                     12,398,030           (1,910)        12,396,120
Net asset value per share.........                   $      10.96                        $      10.96

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $33,413 and $20,929 to be borne by the Liberty Fund and the Stein Roe Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Stein Roe Fund will be received by the shareholders of the Liberty Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Stein Roe Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class A, B or C shares of the Stein Roe Fund outstanding.

                                                                      APPENDIX D

        MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF JUNE 30, 2000

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

PORTFOLIO MANAGEMENT REPORT

  Fund performance between July 1, 1999 and June 30, 2000

     Rising interest rates hurt municipal bond performance during the period, and the Fund's performance reflects the market's difficulties. The Fund returned 3.10% for the 12-month period ended June 30, 2000. This return outperformed the Lipper Intermediate Municipal Debt Fund peer group average return of 2.50%. The Lehman Brothers 10-Year Municipal Bond Average, a benchmark of bond market performance, returned 4.47% for the same period.

  Changes made in response to rising interest rates

     Like many investors, we believed that short-term interest rate hikes, which totaled 1.5% over the past 12 months, would ultimately slow economic growth, bringing it down to a non-inflationary level. Such a scenario would create a better environment for bonds, so we have generally structured the Fund's portfolio to take advantage of that favorable outcome. However, it appeared that it would take some time for the Fed's preemptive strikes against inflation to have the desired effect -- perhaps a year or more. As a result, we chose to maintain the portfolio's basic structure.

  The bond market and unique strategic opportunities

     Rising interest rates and declining municipal bond prices created the opportunity to do some "tax swapping." We sold some of our poorer performing bonds at a loss, in order to offset current and future capital gains elsewhere in the portfolio. We then invested the proceeds from these sales in higher-yielding bonds when the opportunity arose. These tax swaps helped improve the Fund's tax efficiency, and also helped boost the Fund's 30-day SEC yield. As of June 30, 2000, the Fund's 30-day SEC yield was 4.65%.

  Changes to the Fund's overall credit quality

     We normally keep the bulk of the Funds' portfolio in the higher end of the quality spectrum. However, we may move the credit quality of the portfolio up or down according to whether higher- or lower-quality securities are more attractive during any given period. As interest rates rose during the period, investors demanded more yield for lower-rated bonds as compensation for the additional risk incurred. Wider spreads (which represent the difference between the yields of higher- and lower-rated bonds) caused the Fund's relatively small stake in lower-quality bonds to underperform. However, spreads did stabilize in the last few months of the period as demand for municipal bonds rose. If this trend continues, spreads should continue to narrow and performance of the high-yield sector should improve.

  Where we have found the best values lately

     We found some compelling values among discount bonds, which trade below their face value. We were able to purchase some discounts which were trading at prices we believed to be well below their fair market value, locking in attractive yields at the same time. We also found value among intermediate bonds in the 15-to 20-year maturity range. Yields on longer-maturity bonds generally show a greater increase in response to rising interest rates, so these bonds offered attractive yields when compared to other maturities.

  Our outlook for the year to come

     At this time, we believe the Fed's interest rate increases will have their desired effect of slowing the economy and stifling inflation. If this is the case, interest rates are likely to stabilize and may eventually start to decline. This could be good news for investors in the bond market, because bonds generally perform better in periods of slower economic growth and declining interest rates. There may be favorable trends in the municipal market, as well. In recent years, strong economies and high tax revenues have allowed state and local entities to fund new projects with cash rather than debt, causing the supply of municipal bonds to dwindle. However, as the economy starts to slow, supply of municipal bonds should return to historical levels. Municipals should also continue to be priced attractively in comparison with their Treasury counterparts.

     BILL LORING is the portfolio manager of the Stein Roe Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURNS WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/00 and are subject to change. The Advisor currently limits expenses to 0.70% of average net assets. Fund return as of 6/30/00 would have been lower without the limit. Absent past limits, the 30-day SEC and tax-equivalent yields as of 6/30/00 would have been 7.70% and 4.50%, respectively. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of investment-grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team seeks to identify problems and opportunities and react quickly to market changes.

Source of Lipper data: Lipper, Inc.

PERFORMANCE INFORMATION

  Stein Roe Fund Investment Performance vs. Lehman Brothers 10-Year Municipal Bond Index

         GROWTH OF A $10,000 INVESTMENT June 30, 1990 to June 30, 2000

[Performance Information Chart]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on June 30, 1990, reinvestment of distributions, and compares fund performance to an index, which is an unmanaged group of fixed income securities that differs from the composition of the Stein Roe Fund; it is not available for direct investment. Source: Lipper, Inc.

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2000

                                                            1 YEAR    5 YEARS    10 YEARS
                                                            ------    -------    --------
Stein Roe Fund............................................   3.10%     4.89%       6.12%
Lehman Brothers 10-Year
  Municipal Bond Index....................................   4.47%     5.97%       7.23%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

An expense limitation of 0.70% was in effect for the Stein Roe Fund for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. The index shown above is an unmanaged group of fixed-income securities that differs from the composition of the Stein Roe Fund; they are not available for direct investment. The U.S. Consumer Price Index is the government's measure of annual changes in the cost of living. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper, Inc., a monitor of mutual fund performance.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

HOLDINGS

                        TOP 5 STATES AS OF JUNE 30, 2000

1.   New York....................................................   15.9%
2.   Illinois....................................................    9.9%
3.   Arizona.....................................................    6.2%
4.   Texas.......................................................    5.9%
5.   Georgia.....................................................    5.7%

                    PORTFOLIO STATISTICS AS OF JUNE 30, 2000

Average Duration........................................   6.2 years
Average Weighted Maturity...............................   9.4 years
Average Weighted Coupon.................................   6.12%

                     LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 24, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Intermediate Tax-Exempt Fund (the "Acquired Fund"), a series of Liberty Funds Trust IV, by the Stein Roe Intermediate Municipals Fund (the "Acquiring Fund"), a series of Liberty-Stein Roe Funds Municipal Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 24, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621 or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund.......................2
II.      Additional Information about the Acquired Fund........................2
III.     Financial Statements..................................................2

I.       Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed on October 26, 2000) of Liberty-Stein Roe Funds Municipal Trust (Registration Statement Nos. 2-99356 and 811-4367).

II.      Additional Information about the Acquired Fund.

         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A (filed on March 17, 2000) of Liberty Funds Trust IV (Registration Statement Nos. 2-62492 and 811-2865).

III.     Financial Statements.

         This SAI is accompanied by the Annual Report for the year ended June 30, 2000 of the Acquiring Fund and the Semi-Annual Report for the six months ended May 31, 2000 and the Annual Report for the year ended November 30, 1999 of the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                          LIBERTY INTERMEDIATE
JUNE 30, 2000                                                                                                  TAX-EXEMPT FUND
                                                                                                          -------------------------

                                                                                RATE       MATURITY        PAR             VALUE
                                                                                ---------------------------------------------------
MUNICIPAL BONDS - 98.3%

EDUCATION - 2.5%
      EDUCATION - 1.1%
         IL State Development Finance Authority, Latin School of
            Chicago, Series 1998                                                5.20%        8/1/11       250,000          $232,620
         NY State Dormitory Authority, Series 2000(a)                           5.00%       5/15/05       685,000           692,336
         VT State Educational & Health Buildings Finance Agency,
            Norwich University, Series 1998                                     5.75%        7/1/13       100,000            96,023
         WV West Virginia University, Series 2000 A                             (e)          4/1/15       250,000           107,705
                                                                                                                        -----------
                                                                                                                          1,128,684
      STUDENT LOAN - 1.4%
         ME Maine Educational Loan Authority Educational
            Loan Revenue                                                        6.65%       12/1/02
         NM State Educational Assistance Foundation, Series 1A                  6.20%       12/1/01       390,000           397,597
         TX Texas State Higher Education Revenue Student Loan
            Senior Lien                                                         7.45%       10/1/06
                                                                                                                        -----------
                                                                                                                            397,597
HEALTHCARE - 7.7%
      HOSPITAL - 7.4%
         AL East Health Care Authority, Health Care Facilities
            and Tax Anticipation, Series 1993                                   5.63%        9/1/04        50,000            51,387
         AR Baxter County Regional Hospital, Series 1999B                       5.38%        9/1/14       200,000           172,926
         CA State Health Facilities Authority, Cedars-Sinai
            Medical Center, Series 1999A                                        6.13%       12/1/19
         LA State Public Facilities Authority, Touro Infirmary, Series 1999B    5.20%       8/15/10       150,000           135,594
         MA Massachusetts State Health and Educational Facilities
            Authority Revenue (Daughters of Charity) Series C                   7.25%        7/1/00
         NJ New Jersey Health Care Facilities Finance Authority
            (Christ Hospital Group, Connie Lee Insured)                         7.00%        7/1/03
         NY State Dormitory Authority, Mount Sinai Health Obligation
            Group, Series 2000                                                  6.50%        7/1/25       200,000           206,182
         NY State Dormitory Authority, St. Clare's Hospital, Series 1998 B      4.90%       2/15/09       250,000           244,045
         OH Green Springs, St. Francis Health Care Center, Series 1994A         7.00%       5/15/04       100,000            99,750
         PA Dauphin County General Authority Hospital Revenue
            (Hapsco Group, MBIA Insured) Series B                               5.80%        7/1/02
         SC Sumter County Hospital Facilities Revenue (Tuomey
            Regional Medical Center, MBIA Insured)                              6.63%      11/15/04
         TN Knox County Health Educational & Housing Facilities Board
            Health facilities Board Health Facilities Revenue (Baptist Health
            Systems, Connie Lee Insured)                                        5.50%       4/15/11
         TX Tarrant County Health Facilities Development Corp.
            Hospital, Fort Worth Osteopathic Hospital, Series 1993              5.80%       5/15/04        50,000            51,550
         TX Health Facilities Development Corporation Hospital.
            All Saints Episcopal Hospitals, Series 1993A                        5.80%       8/15/04        80,000            82,624
         WV State Hospital Finance Authority, Series 2000 A                     6.75%        9/1/22       225,000           225,846
                                                                                                                        -----------
                                                                                                                          1,269,904
      NURSING HOME - 0.3%
         MN New Hope Minnesota Housing and Health Care
            Facilities Revenue Series A                                         5.40%        3/1/08

HOUSING - 1.3%
      SINGLE FAMILY - 1.1%
         CA California Housing Finance Agency Revenue
            Home Mortgage Series B-1                                            5.90%        2/1/04
         MD Montgomery County Housing Commission, Series A                      5.75%        7/1/13       220,000           222,774
         NE State Investment Authority, Series C                                5.65%        9/1/07       495,000           499,252

SCHEDULE OF INVESTMENTS (UNAUDITED)                                               STEIN ROE INTERMEDIATE            PRO-FORMA
JUNE 30, 2000                                                                         MUNICIPALS FUND             COMBINED FUND
                                                                                ----------------------------------------------------

                                                                                   PAR         VALUE          PAR           VALUE
                                                                                ----------------------------------------------------
MUNICIPAL BONDS - 98.3%

EDUCATION - 2.5%
      EDUCATION - 1.1%
         IL State Development Finance Authority, Latin School of
            Chicago, Series 1998                                                                             250,000        $232,620
         NY State Dormitory Authority, Series 2000(a)                                                        685,000         692,336
         VT State Educational & Health Buildings Finance Agency,
            Norwich University, Series 1998                                                                  100,000          96,023
         WV West Virginia University, Series 2000 A                             1,250,000      $ 538,525   1,500,000         646,230
                                                                                            ------------                ------------
                                                                                                 538,525                   1,667,209
      STUDENT LOAN - 1.4%
         ME Maine Educational Loan Authority Educational
            Loan Revenue                                                          515,000        525,928     515,000         525,928
         NM State Educational Assistance Foundation, Series 1A                                               390,000         397,597
         TX Texas State Higher Education Revenue Student Loan
            Senior Lien                                                         1,280,000      1,311,987   1,280,000       1,311,987
                                                                                            ------------                ------------
                                                                                               1,837,915                   2,235,512
HEALTHCARE - 7.7%
      HOSPITAL - 7.4%
         AL East Health Care Authority, Health Care Facilities
            and Tax Anticipation, Series 1993                                                                 50,000          51,387
         AR Baxter County Regional Hospital, Series 1999B                                                    200,000         172,926
         CA State Health Facilities Authority, Cedars-Sinai
            Medical Center, Series 1999A                                        1,250,000      1,260,938   1,250,000       1,260,938
         LA State Public Facilities Authority, Touro Infirmary, Series 1999B      755,000        682,490     905,000         818,084
         MA Massachusetts State Health and Educational Facilities
            Authority Revenue (Daughters of Charity) Series C                     200,000        200,016     200,000         200,016
         NJ New Jersey Health Care Facilities Finance Authority
            (Christ Hospital Group, Connie Lee Insured)                         1,730,000      1,831,793   1,730,000       1,831,793
         NY State Dormitory Authority, Mount Sinai Health Obligation
            Group, Series 2000                                                    400,000        412,364     600,000         618,546
         NY State Dormitory Authority, St. Clare's Hospital, Series 1998 B                                   250,000         244,045
         OH Green Springs, St. Francis Health Care Center, Series 1994A                                      100,000          99,750
         PA Dauphin County General Authority Hospital Revenue
            (Hapsco Group, MBIA Insured) Series B                               1,600,000      1,632,048   1,600,000       1,632,048
         SC Sumter County Hospital Facilities Revenue (Tuomey
            Regional Medical Center, MBIA Insured)                              1,040,000      1,110,647   1,040,000       1,110,647
         TN Knox County Health Educational & Housing Facilities Board
            Health facilities Board Health Facilities Revenue (Baptist Health
            Systems, Connie Lee Insured)                                        2,000,000      2,015,700   2,000,000       2,015,700
         TX Tarrant County Health Facilities Development Corp.
            Hospital, Fort Worth Osteopathic Hospital, Series 1993                                            50,000          51,550
         TX Health Facilities Development Corporation Hospital.
            All Saints Episcopal Hospitals, Series 1993A                                                      80,000          82,624
         WV State Hospital Finance Authority, Series 2000 A                     1,350,000      1,355,076   1,575,000       1,580,922
                                                                                            ------------                ------------
                                                                                              10,501,072                  11,770,976
      NURSING HOME - 0.3%
         MN New Hope Minnesota Housing and Health Care
            Facilities Revenue Series A                                           500,000        459,375     500,000         459,375

HOUSING - 1.3%
      SINGLE FAMILY - 1.1%
         CA California Housing Finance Agency Revenue
            Home Mortgage Series B-1                                              765,000        788,218     765,000         788,218
         MD Montgomery County Housing Commission, Series A                                                   220,000         222,774
         NE State Investment Authority, Series C                                                             495,000         499,252

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                           LIBERTY INTERMEDIATE
JUNE 30, 2000                                                                                                    TAX-EXEMPT FUND
                                                                                                           -------------------------

                                                                                   RATE       MATURITY      PAR        VALUE
                                                                                   -------------------------------------------------
         RI Housing and Mortgage Finance Corp., Homeownership
            Opportunity, Series 6-B:                                               6.50%       10/1/03     200,000         204,786
                                                                                   6.50%        4/1/03     100,000         102,051
                                                                                                                       -----------
                                                                                                                         1,028,863
      MULTI-FAMILY - 0.2%
         MA State Housing Finance Agency, Series 1992 C                            6.35%       5/15/03     200,000         206,862
         NJ State Housing and Mortgage Finance Agency                              6.50%        5/1/03      85,000          87,420
                                                                                                                       -----------
                                                                                                                           294,282
INDUSTRIAL - 0.1%
      MANUFACTURING - 0.1%
         SC State Economic Development Authority
            Caterpillar, Inc., Series 1998                                         5.05%        6/1/08     100,000          95,125

OTHER - 10.6%
      POOL/BOND BANK - 1.4%
         IN Indianapolis Local Public Improvement Bond Bank Series D               6.50%        2/1/06

      REFUNDED/ESCROWED (b) - 9.2%
         AZ Maricopa County Unified School District No. 68
            Sierra Vista GO Series B (FGIC Insured)                                7.63%        1/1/08
         CA Sacramento Cogeneration Authority, Proctor & Gamble Project            6.50%        7/1/14     500,000         552,830
         HI Honolulu City & County, Series 1995                                    6.00%       11/1/10     135,000         145,106
         IL Chicago Skyway Toll Bridge Revenue, Series 1994                        6.75%        1/1/17
         IL State Health Facilities Authority, Edgewater Medical Center, Series A  9.25%        7/1/24      95,000         109,726
         IL Metropolitan Pier & Exposition Authority, McCormick
            Place Expansion Project, Series 1992 A:                                7.25%       6/15/05
                                                                                   7.25%       6/15/05
         IN State Toll Road Commission Toll Road Revenue                           9.00%       4/20/05

      REFUNDED/ESCROWED (b) - CONT.
         MA Massachusetts State Health and Educational Facilities
            Authority Revenue (Daughters of Charity) Series D                      6.00%        7/1/09
         MI Dickinson County, Memorial Hospital System                             7.63%       11/1/05     225,000         239,906
         MI Michigan State Hospital Finance Authority Revenue (Daughters
            of Charity)                                                            6.50%       11/1/01
         OH Cuyahoga County, Meridia Health System                                 6.30%       8/15/06     890,000         961,805
         OH Olmstead Falls Local School District                                   6.85%        4/8/92     550,000         604,263
         PA Westmoreland County Municipal Authority, Daughters of Charity
            and Providence, Series 1991                                            (e)         8/15/17
         SC Piedmont Municipal Power Agency Electric Revenue, Series 1991 A        6.13%        1/1/07
         SC Sumter County Hospital Facilities Revenue (Tuomey Regional
            Medical Center, MBIA Insured)                                          6.63%      11/15/04
                                                                                                                       -----------
                                                                                                                         2,613,636
OTHER REVENUE - 0.8%
      RETAIL - 0.1%
         LA State Finance Authority, Mason City Shopping Center                    8.50%       12/1/04      50,000          50,890
         OH Lake County, North Madison Properties, Series 1993                     8.07%        9/1/01      35,000          35,656
                                                                                                                       -----------
                                                                                                                            86,546
      RECREATION - 0.7%
         NY Hamilton Industrial Development Agency, Adirondack
            Historical Association                                                 4.70%       11/1/08     100,000          93,961
         OR State Department of Administrative Services, Series 1999 B             5.25%        4/1/15
                                                                                                                       -----------
                                                                                                                            93,961
RESOURCE RECOVERY - 3.1%
      RESOURCE RECOVERY - 1.5%
         MA State Industrial finance Agency, Ogden Hill project, Series 1998A      5.45%        9/1/05     250,000         228,048
         NJ Bergen County Utility Authority (FGIC Insured) Series A                6.25%       6/15/06
                                                                                                                       -----------
                                                                                                                           228,048

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                STEIN ROE INTERMEDIATE           PRO-FORMA
JUNE 30, 2000                                                                         MUNICIPALS FUND             COMBINED FUND
                                                                                   -------------------------------------------------

                                                                                     PAR         VALUE         PAR         VALUE
                                                                                   -------------------------------------------------
         RI Housing and Mortgage Finance Corp., Homeownership
            Opportunity, Series 6-B:                                                                          200,000       204,786
                                                                                                              100,000       102,051
                                                                                              ------------             ------------
                                                                                                   788,218                1,817,081
      MULTI-FAMILY - 0.2%
         MA State Housing Finance Agency, Series 1992 C                                                       200,000       206,862
         NJ State Housing and Mortgage Finance Agency                                                          85,000        87,420
                                                                                                                       ------------
                                                                                                                            294,282
INDUSTRIAL - 0.1%
      MANUFACTURING - 0.1%
         SC State Economic Development Authority
            Caterpillar, Inc., Series 1998                                                                    100,000        95,125

OTHER - 10.6%
      POOL/BOND BANK - 1.4%
         IN Indianapolis Local Public Improvement Bond Bank Series D               2,100,000     2,248,596  2,100,000     2,248,596

      REFUNDED/ESCROWED (b) - 9.2%
         AZ Maricopa County Unified School District No. 68
            Sierra Vista GO Series B (FGIC Insured)                                1,935,000     2,121,515  1,935,000     2,121,515
         CA Sacramento Cogeneration Authority, Proctor & Gamble Project                                       500,000       552,830
         HI Honolulu City & County, Series 1995                                                               135,000       145,106
         IL Chicago Skyway Toll Bridge Revenue, Series 1994                        1,500,000     1,619,190  1,500,000     1,619,190
         IL State Health Facilities Authority, Edgewater Medical Center, Series A                              95,000       109,726
         IL Metropolitan Pier & Exposition Authority, McCormick
            Place Expansion Project, Series 1992 A:                                  385,000       424,035    385,000       424,035
                                                                                   1,145,000     1,265,855  1,145,000     1,265,855
         IN State Toll Road Commission Toll Road Revenue                           2,240,000     3,014,413  2,240,000     3,014,413

      REFUNDED/ESCROWED (b) - CONT.
         MA Massachusetts State Health and Educational Facilities
            Authority Revenue (Daughters of Charity) Series D                      1,000,000     1,056,390  1,000,000     1,056,390
         MI Dickinson County, Memorial Hospital System                                                        225,000       239,906
         MI Michigan State Hospital Finance Authority Revenue (Daughters
            of Charity)                                                              585,000       594,565    585,000       594,565
         OH Cuyahoga County, Meridia Health System                                                            890,000       961,805
         OH Olmstead Falls Local School District                                                              550,000       604,263
         PA Westmoreland County Municipal Authority, Daughters of Charity
            and Providence, Series 1991                                            1,250,000       464,113  1,250,000       464,113
         SC Piedmont Municipal Power Agency Electric Revenue, Series 1991 A          335,000       357,616    335,000       357,616
         SC Sumter County Hospital Facilities Revenue (Tuomey Regional
            Medical Center, MBIA Insured)                                            960,000     1,027,939    960,000     1,027,939
                                                                                              ------------             ------------
                                                                                                11,945,631               14,559,267
OTHER REVENUE - 0.8%
      RETAIL - 0.1%
         LA State Finance Authority, Mason City Shopping Center                                                50,000        50,890
         OH Lake County, North Madison Properties, Series 1993                                                 35,000        35,656
                                                                                                                       ------------
                                                                                                                             86,546
      RECREATION - 0.7%
         NY Hamilton Industrial Development Agency, Adirondack
            Historical Association                                                                            100,000        93,961
         OR State Department of Administrative Services, Series 1999 B             1,000,000       983,790  1,000,000       983,790
                                                                                              ------------             ------------
                                                                                                   983,790                1,077,751
RESOURCE RECOVERY - 3.1%
      RESOURCE RECOVERY - 1.5%
         MA State Industrial finance Agency, Ogden Hill project, Series 1998A                                 250,000       228,048
         NJ Bergen County Utility Authority (FGIC Insured) Series A                2,000,000     2,140,140  2,000,000     2,140,140
                                                                                              ------------             ------------
                                                                                                 2,140,140                2,368,188

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                           LIBERTY INTERMEDIATE
JUNE 30, 2000                                                                                                   TAX-EXEMPT FUND
                                                                                                          --------------------------

                                                                                    RATE      MATURITY      PAR           VALUE
                                                                                    ------------------------------------------------
      DISPOSAL - 1.6%
         IL Development finance Authority, Waste Management, Inc., Series 1997      5.05%       1/1/10    250,000         213,773
         MA State Industrial Finance Agency, Peabody Monofill
            Associates, Inc., Series 1995                                           9.00%       9/1/05     75,000          78,000
         MI State Strategic FD LTD Obligation Revenue
            (Waste Management, Inc.)                                                5.20%       4/1/10
         PA Westmoreland County Industrial Development Authority,
            Mid-America Waste Systems, Inc., Series 1993                            5.10%       5/1/18
                                                                                                                      -----------
                                                                                                                          291,773
TAX-BACKED - 39.7%
      LOCAL APPROPRIATED - 0.0%
         AZ Phoenix Civic Improvement Corp, Waste Water Lease, Series 1993          5.75%       7/1/04     50,000          51,803

      LOCAL GENERAL OBLIGATIONS - 17.7%
         AZ Cochise County Unifies School District No. 68 Sierra
            Vista GO Series B (FGIC Insured)                                        9.00%       7/1/01
         AZ Maricopa County Unified School District No. 69, Paradise
            Valley, Series 1995                                                     6.35%       7/1/10    500,000         551,630
         AZ Maricopa County Unified School District No. 97 Deer Valley GO
            Series A (MBIA Insured)                                                 6.25%       7/1/06
         AZ Phoenix General Obligation                                              6.13%       7/1/03    250,000         260,010
         AZ Pima County GO                                                          6.30%       7/1/02
         AZ Tempe Unified High School District No. 213 GO (FGIC Insured)            7.00%       7/1/08
         CA Carlsbad Unified School District, Series 1997                           0.00%      11/1/14    300,000         138,591
         CA Natomas Unified School District, Series 1999                            5.85%       3/1/15    250,000         269,183
         CA Union Elementary School District, Series 1999 A                         (e)         9/1/20
         CA Yuba City Unified  School District, Series 2000                         (e)         9/1/16    260,000         105,612
         CO Adams County, School District No. 12, Series 1995 A                     (e)       12/15/12
         HI Honolulu City & County, Series 1990 A                                   7.35%       7/1/06
         HI Honolulu City & County, Series 1995                                     6.00%       7/1/06    365,000         389,897
         IL Chicago Board of Education GO (MBIA Insured)                            6.25%      12/1/12
         LA Orleans Levee District Series A (FSA Insured)                           5.95%      11/1/07
         MI Berkley City School District                                            7.00%       1/1/09    500,000         565,620
         MN West St. Paul, Independent School District                              (e)         2/1/04    500,000         419,140
         NY New York City, Series 1997A                                             7.00%       8/1/06    850,000         937,278
         NY New York City GO:
            Series 1996C                                                            5.70%       2/1/06
            Series 1997H                                                            6.00%       8/1/17
            Series 1997J                                                            6.13%       8/1/11
         OH Olmstead Falls Ohio City School District Tax Anticipation Notes         5.50%      12/1/04
         OH Strongsville                                                            6.00%      12/1/06    500,000         524,565
         WA Snohomish County School District No. 2 Everett GO (MBIA Insured)        7.00%      12/1/02
                                                                                                                      -----------
                                                                                                                        4,161,526
      STATE APPROPRIATED - 8.2%
         KS State Development Authority Lease Juvenile Detention Facility Project,  5.75%       6/1/02     60,000          61,229
         Series 1992H
         KY State Turnpike Authority Economic Development Revitalization Projects,  5.50%       1/1/01     50,000          50,261
         Series 1992
         KY Kentucky State Turnpike Authority Economic Development
            Road Revenue                                                            5.80%       1/1/04
         MO State Regional Convention & Sports Complex Authority Series A           6.60%      8/15/03
         NY Metropolitan Transportation Authority, Series 1993 O                    5.50%      4/29/17
         NY State University New York Series 1989 B                                 7.10%      5/15/01    100,000         102,089
         NY State Dormitory Authority, Series 1995 A                                6.50%      5/15/05
         NY State Dormitory Authority, New York City University, Series A           5.63%       7/1/16    500,000         512,490
         NY State Urban Development Corp                                            6.25%       4/1/02    500,000         511,665
         NY State Urban Development Corp                                            5.75%       4/1/11    500,000         514,085
         OH State Higher Education Commission, Series II B.                         5.75%      11/1/04    500,000         519,350
                                                                                                                      -----------
                                                                                                                        2,271,169
      STATE GENERAL OBLIGATION - 4.7%

SCHEDULE OF INVESTMENTS (UNAUDITED)                                               STEIN ROE INTERMEDIATE           PRO-FORMA
JUNE 30, 2000                                                                         MUNICIPALS FUND            COMBINED FUND
                                                                                --------------------------------------------------

                                                                                   PAR        VALUE          PAR          VALUE
                                                                                --------------------------------------------------
      DISPOSAL - 1.6%
         IL Development finance Authority, Waste Management, Inc., Series 1997    615,000       525,880      865,000        739,653
         MA State Industrial Finance Agency, Peabody Monofill
            Associates, Inc., Series 1995                                                                     75,000         78,000
         MI State Strategic FD LTD Obligation Revenue
            (Waste Management, Inc.)                                            1,000,000       863,980    1,000,000        863,980
         PA Westmoreland County Industrial Development Authority,
            Mid-America Waste Systems, Inc., Series 1993                        1,000,000       870,870    1,000,000        870,870
                                                                                           ------------                ------------
                                                                                              2,260,730                   2,552,503
TAX-BACKED - 39.7%
      LOCAL APPROPRIATED - 0.0%
         AZ Phoenix Civic Improvement Corp, Waste Water Lease, Series 1993                                    50,000         51,803

      LOCAL GENERAL OBLIGATIONS - 17.7%
         AZ Cochise County Unifies School District No. 68 Sierra
            Vista GO Series B (FGIC Insured)                                    1,115,000     1,164,216    1,115,000      1,164,216
         AZ Maricopa County Unified School District No. 69, Paradise
            Valley, Series 1995                                                                              500,000        551,630
         AZ Maricopa County Unified School District No. 97 Deer Valley GO
            Series A (MBIA Insured)                                             1,750,000     1,879,098    1,750,000      1,879,098
         AZ Phoenix General Obligation                                                                       250,000        260,010
         AZ Pima County GO                                                      2,500,000     2,581,775    2,500,000      2,581,775
         AZ Tempe Unified High School District No. 213 GO (FGIC Insured)          500,000       568,115      500,000        568,115
         CA Carlsbad Unified School District, Series 1997                                                    300,000        138,591
         CA Natomas Unified School District, Series 1999                                                     250,000        269,183
         CA Union Elementary School District, Series 1999 A                     1,000,000       310,110    1,000,000        310,110
         CA Yuba City Unified  School District, Series 2000                     1,700,000       690,540    1,960,000        796,152
         CO Adams County, School District No. 12, Series 1995 A                 1,300,000       643,097    1,300,000        643,097
         HI Honolulu City & County, Series 1990 A                               1,000,000     1,123,330    1,000,000      1,123,330
         HI Honolulu City & County, Series 1995                                                              365,000        389,897
         IL Chicago Board of Education GO (MBIA Insured)                        2,100,000     2,295,762    2,100,000      2,295,762
         LA Orleans Levee District Series A (FSA Insured)                       2,200,000     2,331,010    2,200,000      2,331,010
         MI Berkley City School District                                                                     500,000        565,620
         MN West St. Paul, Independent School District                                                       500,000        419,140
         NY New York City, Series 1997A                                                                      850,000        937,278
         NY New York City GO:
            Series 1996C                                                        1,000,000     1,035,670    1,000,000      1,035,670
            Series 1997H                                                        2,000,000     2,041,980    2,000,000      2,041,980
            Series 1997J                                                        5,000,000     5,281,350    5,000,000      5,281,350
         OH Olmstead Falls Ohio City School District Tax Anticipation Notes       420,000       408,450      420,000        408,450
         OH Strongsville                                                                                     500,000        524,565
         WA Snohomish County School District No. 2 Everett GO (MBIA Insured)    1,500,000     1,579,005    1,500,000      1,579,005
                                                                                           ------------                ------------
                                                                                             23,933,508                  28,095,034
      STATE APPROPRIATED - 8.2%
         KS State Development Authority Lease Juvenile Detention Facility
            Project, Series 1992H                                                                             60,000         61,229
         KY State Turnpike Authority Economic Development Revitalization
            Projects, Series 1992                                                                             50,000         50,261
         KY Kentucky State Turnpike Authority Economic Development
            Road Revenue                                                        2,500,000     2,574,850    2,500,000      2,574,850
         MO State Regional Convention & Sports Complex Authority Series A         830,000       870,512      830,000        870,512
         NY Metropolitan Transportation Authority, Series 1993 O                1,000,000       989,120    1,000,000        989,120
         NY State University New York Series 1989 B                                                          100,000        102,089
         NY State Dormitory Authority, Series 1995 A                            1,000,000     1,066,780    1,000,000      1,066,780
         NY State Dormitory Authority, New York City University, Series A       5,000,000     5,124,900    5,500,000      5,637,390
         NY State Urban Development Corp                                                                     500,000        511,665
         NY State Urban Development Corp                                                                     500,000        514,085
         OH State Higher Education Commission, Series II B.                                                  500,000        519,350
                                                                                           ------------                ------------
                                                                                             10,626,162                  12,897,331
      STATE GENERAL OBLIGATION - 4.7%

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                         LIBERTY INTERMEDIATE
JUNE 30, 2000                                                                                                  TAX-EXEMPT FUND
                                                                                                          ------------------------

                                                                                RATE       MATURITY         PAR           VALUE
                                                                                --------------------------------------------------
         MA Massachusetts Bay Transportation Authority, Series 1994 A           7.00%        3/1/07
         MA State, Series 1998 C                                                5.25%        8/1/12       500,000          501,140
         MA State College Building Authority, Series 1994 A                     7.50%       4/12/22
         NJ State General Obligation, Series D                                  (e)         4/13/22        90,000           75,434
         TX State, Series A                                                     5.80%       4/14/22       500,000          519,960
         TX State, Series 1998 B                                                5.13%       4/15/22
                                                                                                                       -----------
                                                                                                                         1,096,534
      SPECIAL NON-PROPERTY TAX - 6.0%
         GA Metropolitan Atlanta Rapid Transit Authority, Series 1998A          6.25%        7/1/10     1,000,000        1,092,510
         IL Metropolitan Pier & Exposition Authority, McCormick
            Place expansion Project, Series 1992 A                              7.25%       6/15/05
         LA Sulphur Public Import Sales and Tse Tax, Series 1993 ST             5.65%        4/1/04        50,000           51,440
         MI State, Underground Storage Tank Financial Assistance,
            Series 1996 I                                                       6.00%        5/1/05
         NM Santa Fe, Series  1996 A                                            6.50%        6/1/06
         NY State Local Government Assistance Corp., Series C                   6.00%        4/1/12       150,000          159,760
         NY State Local Government Assistance Corp., Series 1993 E              5.25%       4/24/61
                                                                                                                       -----------
                                                                                                                         1,303,710
      SPECIAL PROPERTY TAX - 3.1%
         FL Stoneybrook Community Development District, Series 1998 B           5.70%        5/1/08
         MO State Development Finance Board, Midtown Redevelopment Project,
            Series 2000                                                         6.00%        4/1/14       500,000          526,340
                                                                                                                         ---------
                                                                                                                           526,340
TRANSPORTATION - 9.5%
      AIR TRANSPORTATION - 2.0%
         IL Chicago O'Hare International Airport, United Airlines, Inc.
            Series 2000A                                                        6.75%       11/1/11       200,000          204,426
         OH Cleveland Series, 1999                                              5.70%       12/1/19
                                                                                                                         ---------
                                                                                                                           204,426
      TRANSPORTATION - 1.3%
         CO State Department of Transportation, Series 2000                     6.00%       6/15/12       500,000          533,075
         DC Metropolitan Area Transit Authority                                 6.00%        7/1/07       250,000          265,375
         WA Port of Seattle, Series A                                           6.00%       10/1/08       250,000          266,193
                                                                                                                       -----------
                                                                                                                         1,064,643
      AIRPORT - 4.6%
         CO Denver City & County Airport Airport System, Series 1992 C          6.25%      11/15/00        50,000           50,270
         FL Greater Orlando Aviation Authority, Series 1999A                    5.25%       10/1/09       320,000          322,541
         GA Atlanta, Airport Facilities, Series 1996                            6.50%        1/1/07
         IL Chicago, Midway Airport, Series 1994 A                              5.70%        1/1/04
         IN State Transportation Finance Authority, Airport
            Facilities Lease, Series 1992 A                                     6.50%       11/1/07
         NY Monroe County Airport Authority Greater Rochester
            International Airport, Series 1999                                  5.75%        1/1/12       500,000          519,194
                                                                                                                       -----------
                                                                                                                           892,005
      TOLL FACILITIES - 1.6%
         CO Public Highway Authority, Series 2000 B                             (e)          9/1/18       500,000          171,100
         OH State Turnpike Commission, Series 1996 A                            6.00%       2/15/06       500,000          528,230
         OH State Turnpike Commission, Series 1998 A                            5.50%       2/15/24
         PA State Turnpike Commission, Series 1998 A                            5.25%       12/1/14       500,000          493,020
                                                                                                                       -----------
                                                                                                                         1,192,350
UTILITY - 23.0%
      MUNICIPAL ELECTRIC 0.9%
         TX Lower Colorado River Authority, Series 1999 A                       5.50%       5/15/21
         WA Grant County Public Utilities, District Number 002
            Electric System, Series 1993 E                                      5.30%        1/1/03        50,000           50,478
                                                                                                                       -----------
                                                                                                                            50,478
      INVESTOR OWNED - 1.7%
         MN Anoka county, Northern States Power Co., Series 1998                4.60%       12/1/08       125,000          117,334
         NH State Business Finance Authority, United Illuminating Co.,
            Series 1999                                                         5.40%       12/1/29
         NV Clark County, Southern California Edison Co., Series 1990 A         7.13%        6/1/09
                                                                                                                       -----------
                                                                                                                           117,334

SCHEDULE OF INVESTMENTS (UNAUDITED)                                             STEIN ROE INTERMEDIATE            PRO-FORMA
JUNE 30, 2000                                                                       MUNICIPALS FUND             COMBINED FUND
                                                                              ------------------------------------------------------

                                                                                 PAR          VALUE         PAR            VALUE
                                                                              ------------------------------------------------------
         MA Massachusetts Bay Transportation Authority, Series 1994 A         2,250,000      2,514,510    2,250,000       2,514,510
         MA State, Series 1998 C                                                                            500,000         501,140
         MA State College Building Authority, Series 1994 A                     500,000        601,195      500,000         601,195
         NJ State General Obligation, Series D                                                               90,000          75,434
         TX State, Series A                                                                                 500,000         519,960
         TX State, Series 1998 B                                              3,250,000      3,149,413    3,250,000       3,149,413
                                                                                          ------------                 ------------
                                                                                             6,265,118                    7,361,652
      SPECIAL NON-PROPERTY TAX - 6.0%
         GA Metropolitan Atlanta Rapid Transit Authority, Series 1998A                                    1,000,000       1,092,510
         IL Metropolitan Pier & Exposition Authority, McCormick
            Place expansion Project, Series 1992 A                            1,220,000      1,339,755    1,220,000       1,339,755
         LA Sulphur Public Import Sales and Tse Tax, Series 1993 ST                                          50,000          51,440
         MI State, Underground Storage Tank Financial Assistance,
            Series 1996 I                                                     4,000,000      4,201,160    4,000,000       4,201,160
         NM Santa Fe, Series  1996 A                                          1,555,000      1,683,085    1,555,000       1,683,085
         NY State Local Government Assistance Corp., Series C                                               150,000         159,760
         NY State Local Government Assistance Corp., Series 1993 E            1,000,000        977,910    1,000,000         977,910
                                                                                          ------------                 ------------
                                                                                             8,201,910                    9,505,620
      SPECIAL PROPERTY TAX - 3.1%
         FL Stoneybrook Community Development District, Series 1998 B         2,870,000      2,776,725    2,870,000       2,776,725
         MO State Development Finance Board, Midtown Redevelopment Project,
            Series 2000                                                       1,500,000      1,579,020    2,000,000       2,105,360
                                                                                            ----------                   ----------
                                                                                             4,355,745                    4,882,085
TRANSPORTATION - 9.5%
      AIR TRANSPORTATION - 2.0%
         IL Chicago O'Hare International Airport, United Airlines, Inc.
            Series 2000A                                                      1,200,000      1,226,556    1,400,000       1,430,982
         OH Cleveland Series, 1999                                            2,000,000      1,683,920    2,000,000       1,683,920
                                                                                            ----------                   ----------
                                                                                             2,910,476                    3,114,902
      TRANSPORTATION - 1.3%
         CO State Department of Transportation, Series 2000                   1,000,000      1,066,150    1,500,000       1,599,225
         DC Metropolitan Area Transit Authority                                                             250,000         265,375
         WA Port of Seattle, Series A                                                                       250,000         266,193
                                                                                          ------------                 ------------
                                                                                             1,066,150                    2,130,793
      AIRPORT - 4.6%
         CO Denver City & County Airport Airport System, Series 1992 C                                       50,000          50,270
         FL Greater Orlando Aviation Authority, Series 1999A                                                320,000         322,541
         GA Atlanta, Airport Facilities, Series 1996                          4,000,000      4,341,160    4,000,000       4,341,160
         IL Chicago, Midway Airport, Series 1994 A                            1,000,000      1,025,790    1,000,000       1,025,790
         IN State Transportation Finance Authority, Airport
            Facilities Lease, Series 1992 A                                   1,040,000      1,087,975    1,040,000       1,087,975
         NY Monroe County Airport Authority Greater Rochester
            International Airport, Series 1999                                                              500,000         519,194
                                                                                          ------------                 ------------
                                                                                             6,454,925                    7,346,930
      TOLL FACILITIES - 1.6%
         CO Public Highway Authority, Series 2000 B                           1,000,000        342,200    1,500,000         513,300
         OH State Turnpike Commission, Series 1996 A                                                        500,000         528,230
         OH State Turnpike Commission, Series 1998 A                          1,000,000        980,500    1,000,000         980,500
         PA State Turnpike Commission, Series 1998 A                                                        500,000         493,020
                                                                                          ------------                 ------------
                                                                                             1,322,700                    2,515,050
UTILITY - 23.0%
      MUNICIPAL ELECTRIC 0.9%
         TX Lower Colorado River Authority, Series 1999 A                     1,500,000      1,447,575    1,500,000       1,447,575
         WA Grant County Public Utilities, District Number 002
            Electric System, Series 1993 E                                                                   50,000          50,478
                                                                                          ------------                 ------------
                                                                                             1,447,575                    1,498,053
      INVESTOR OWNED - 1.7%
         MN Anoka county, Northern States Power Co., Series 1998                                            125,000         117,334
         NH State Business Finance Authority, United Illuminating Co.,
            Series 1999                                                       1,000,000        999,500    1,000,000         999,500
         NV Clark County, Southern California Edison Co., Series 1990 A       1,500,000      1,541,985    1,500,000       1,541,985
                                                                                          ------------                 ------------
                                                                                             2,541,485                    2,658,819

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                        LIBERTY INTERMEDIATE
JUNE 30, 2000                                                                                                 TAX-EXEMPT FUND
                                                                                                         ------------------------

                                                                                RATE        MATURITY       PAR          VALUE
                                                                                -------------------------------------------------

      JOINT POWER AUTHORITY - 6.4%
         GA Municipal Electric Authority Power, Series 1997 Y                   6.40%        1/1/13
         NC Eastern Municipal Power Agency, Series 1993 C                       5.50%        1/1/07
         NC State Municipal Power Agency, Catawba No. 1, Series 1992            5.90%        1/1/03
         SC Piedmont Municipal Power Agency, Series 1991 A                      6.13%        1/1/07
         TX State Municipal Power Agency                                        (e)          9/1/15      250,000          105,020
                                                                                                                      -----------
                                                                                                                          105,020
      INDEPENDENT POWER PRODUCE - 0.3%
         MI Midland County Economic Development Corp., Series 2000              6.88%       7/23/09

      WATER & SEWER - 13.7%
         AR Beaver Water District, Benton & Washington Counties, Series 1994    6.00%      11/15/04
         AZ State Central Water Conservation District Central
            Arizona Project, Series A                                           5.50%       11/1/08      250,000          259,280
         CA Metropolitan Water District, Series 1998 A                          4.75%        7/1/22      500,000          436,330
         DE State Economic Development Authority, Wilmington
            Suburban Water Corp., Series 1992 B                                 6.45%       12/1/07
         IL Chicago, Series 1993                                                6.50%       11/1/09
         IL Du Page County Special Service Area No. 11, Series 1995             6.75%        1/1/14
         MA State Water Pollution Abatement Trust, Series 1999 A                6.00%        8/1/19
         TN Metropolitan Government of Nashville & Davidson Counties,
            Series 1993                                                         6.50%        1/1/10
         NY State Environmental Facilities Corp., Series 1994 D                 6.30%       5/15/05
         TX Houston Water & Sewer System, Series C                              5.90%       12/1/05      800,000          839,966
         TX Houston Water Conveyance System, Series J                           6.13%      12/15/06
         TX Water Development Board, Series 1996 B                              5.13%       7/15/18
                                                                                                                      -----------
                                                                                                                        1,535,576
TOTAL MUNICIPAL BONDS (COST $21,688,902, $128,948,190
      AND $150,637,092)                                                                                                22,101,333

OPTIONS - 0.1%                                                                                         CONTRACTS

         September 2000 Treasury Bond Put, Strike Price 92.00,
           Expiration 9/22/00                                                                          7,700,000            1,828
         September 2000 Treasury Bond Call, Strike Price 100.00,
           Expiration 9/22/00                                                                         16,100,000           12,235
                                                                                                                      -----------

TOTAL OPTIONS (COST $40,624, $241,654, AND $282,278)                                                                       14,063

SHORT-TERM OBLIGATIONS - 0.1%
      VARIABLE RATE DEMAND NOTE (c) - 0.1%                                                                 PAR
         IL Galesburg, Knox college, Series 1999 (cost $100,000)                4.75%        7/1/24


TOTAL INVESTMENTS - 98.5%                                                                                              22,115,396

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                     302,396
                                                                                                                      -----------

NET ASSETS - 100.0%                                                                                                   $22,417,792
                                                                                                                      ===========

SCHEDULE OF INVESTMENTS (UNAUDITED)                                              STEIN ROE INTERMEDIATE           PRO-FORMA
JUNE 30, 2000                                                                        MUNICIPALS FUND            COMBINED FUND
                                                                                ---------------------------------------------------

                                                                                   PAR       VALUE             PAR         VALUE
                                                                                ---------------------------------------------------

      JOINT POWER AUTHORITY - 6.4%
         GA Municipal Electric Authority Power, Series 1997 Y                   3,000,000      3,304,680    3,000,000     3,304,680
         NC Eastern Municipal Power Agency, Series 1993 C                       3,100,000      3,060,072    3,100,000     3,060,072
         NC State Municipal Power Agency, Catawba No. 1, Series 1992            1,500,000      1,537,770    1,500,000     1,537,770
         SC Piedmont Municipal Power Agency, Series 1991 A                      2,015,000      2,137,230    2,015,000     2,137,230
         TX State Municipal Power Agency                                                                      250,000       105,020
                                                                                            ------------               ------------
                                                                                              10,039,752                 10,144,772
      INDEPENDENT POWER PRODUCE - 0.3%
         MI Midland County Economic Development Corp., Series 2000                500,000        501,875      500,000       501,875

      WATER & SEWER - 13.7%
         AR Beaver Water District, Benton & Washington Counties, Series 1994    2,580,000      2,703,814    2,580,000     2,703,814
         AZ State Central Water Conservation District Central
            Arizona Project, Series A                                                                         250,000       259,280
         CA Metropolitan Water District, Series 1998 A                          2,000,000      1,745,320    2,500,000     2,181,650
         DE State Economic Development Authority, Wilmington
            Suburban Water Corp., Series 1992 B                                 1,165,000      1,250,965    1,165,000     1,250,965
         IL Chicago, Series 1993                                                2,155,000      2,368,302    2,155,000     2,368,302
         IL Du Page County Special Service Area No. 11, Series 1995             1,090,000      1,162,213    1,090,000     1,162,213
         MA State Water Pollution Abatement Trust, Series 1999 A                2,500,000      2,634,274    2,500,000     2,634,274
         TN Metropolitan Government of Nashville & Davidson Counties,
            Series 1993                                                         2,750,000      3,041,472    2,750,000     3,041,472
         NY State Environmental Facilities Corp., Series 1994 D                 3,000,000      3,202,200    3,000,000     3,202,200
         TX Houston Water & Sewer System, Series C                                                            800,000       839,966
         TX Houston Water Conveyance System, Series J                           1,000,000      1,061,420    1,000,000     1,061,420
         TX Water Development Board, Series 1996 B                              1,000,000        939,120    1,000,000       939,120
                                                                                            ------------               ------------
                                                                                              20,109,100                 21,644,676
TOTAL MUNICIPAL BONDS (COST $21,688,902, $128,948,190
      AND $150,637,092)                                                                      133,480,473                155,581,806

OPTIONS - 0.1%                                                                 CONTRACTS                    CONTRACTS
         September 2000 Treasury Bond Put, Strike Price 92.00,
           Expiration 9/22/00                                                   7,700,000         10,828   15,400,000        12,656
         September 2000 Treasury Bond Call, Strike Price 100.00,
           Expiration 9/22/00                                                  16,100,000         72,954   32,200,000        85,189
                                                                                            ------------                ------------

TOTAL OPTIONS (COST $40,624, $241,654, AND $282,278)                                              83,782                     97,845

SHORT-TERM OBLIGATIONS - 0.1%
      VARIABLE RATE DEMAND NOTE (c)  - 0.1%                                    PAR                          PAR
         IL Galesburg, Knox college, Series 1999 (cost $100,000)                  100,000        100,000      100,000       100,000
                                                                                            ------------                ------------

TOTAL INVESTMENTS - 98.5%                                                                    133,664,255                155,779,651

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                          2,217,447                  2,465,501
                                                                                            ------------                ------------

NET ASSETS - 100.0%                                                                         $135,881,702               $158,245,152
                                                                                            ============               ============

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Non-income producing security.

(b) The Funds have been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(c) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates are listed as of June 30, 2000.

(e)  Zero coupon bond

(f) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $33,413 and $20,929 to be borne by Liberty Intermediate Tax Exempt Fund and Stein Roe Intermediate Municipals Fund respectively.

(g) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

 STEIN ROE INTERMEDIATE MUNICIPALS FUND:

Short futures contracts open at June 30, 2000:

                                            PAR VALUE COVERED                   EXPIRATION                        UNREALIZED
                    TYPE                      BY CONTRACTS                        MONTH                          DEPRECIATION
                  ---------             ----------------------------       -----------------------         -------------------------
               Treasury Note                    5,300,000                       September                          $157,941


 LIBERTY INTERMEDIATE TAX-EXEMPT FUND

           futures contracts open at June 30, 2000:


                                            PAR VALUE COVERED                   EXPIRATION                        UNREALIZED
                    TYPE                      BY CONTRACTS                        MONTH
                 ---------              ----------------------------       -----------------------         -------------------------
               Treasury Bond                     200,000                        September                           ($5,307)

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                            LIBERTY              STEIN ROE
                                         INTERMEDIATE           INTERMEDIATE
                                          TAX-EXEMPT             MUNICIPALS              PRO FORMA          PRO FORMA
                                             FUND                   FUND                ADJUSTMENTS         COMBINED
                                         -------------          -------------          -------------      -------------
Investments, at market value             $  22,115,396          $ 133,664,255                              155,779,651
Cash                                              --                     --                                       --
Receivable for investments sold                   --                     --                                       --
Payable for investments purchased                 --                     --                                       --
Other assets less other liablities             302,396              2,217,447                (54,342)(a)     2,465,501

     Net assets                          $  22,417,792          $ 135,881,702                            $ 158,245,152

Class A
Net assets                               $  12,138,959                                       (18,093)    $  12,120,866

Shares outstanding                           1,564,295                                      (458,371)(b)     1,105,924
Net asset value                          $        7.76                                                   $       10.96

Class B
Net assets                               $   8,742,141                                       (13,030)    $   8,729,111
Shares outstanding                           1,126,562                                      (330,106)(b)       796,456
Net asset value                          $        7.76                                                   $       10.96

Class C
Net assets                               $   1,536,692                                        (2,290)    $   1,534,402
Shares outstanding                             198,027                                       (58,026)(b)       140,001
Net asset value                          $        7.76                                                   $       10.96

Net assets - Class S                                            $ 135,881,702                (20,929)      135,860,773
Shares - Class S                                                   12,398,030                 (1,910)       12,396,120
Net asset value per share - Class S                             $       10.96                            $       10.96

(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $33,413 and $20,929 to be borne by Liberty Intermediate Tax Exempt Fund and Stein Roe Intermediate Municipals Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                            Liberty Financial                           Fund
                                                            -----------------                           ----
Liberty Intermediate Tax-Exempt Fund                               25%                                   75%
Stein Roe Intermediate Municipals Fund                             50%                                   50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(b) Class A, B and C shares of Liberty Intermediate Tax Exempt Fund are exchanged for new Class A, B and C shares of Stein Roe Intermediate Municipals Fund, to be established upon comsummation of the merger. Initial per share values of Class A, B and C shares are presumed to equal that of Stein Roe Intermediate Municipals Fund, which will be designated as Class S shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                             LIBERTY         STEIN ROE
                                                           INTERMEDIATE    INTERMEDIATE           PRO FORMA           PRO FORMA
                                                          TAX-EXEMPT FUND  MUNICIPALS FUND       ADJUSTMENTS          COMBINED
                                                            ----------       ----------          ----------          ----------
INVESTMENT INCOME
Dividends                                                         --               --                  --                  --
Interest
                                                             1,245,210        8,232,558                --             9,477,769
                                                            ----------       ----------          ----------          ----------
   Total investment income                                   1,245,210        8,232,558                --             9,477,769

EXPENSES
Management fee
                                                               127,786          647,045             (29,042)(a)         745,789
Service fee - Class A, B, C
                                                                46,468             --                 --(a)              46,468
Distribution fee - Class B
                                                                60,948             --                 --(a)              60,948
Distribution fee - Class C
                                                                 3,298             --                 --(a)               3,298
Administration fee
                                                                  --            207,954              29,043(a)          236,997
Transfer agent fee
                                                                31,931          219,545             (14,040)(a)         237,436
Bookkeeping fee
                                                                27,000           27,409             (26,419)(a)          27,990
Trustees fee
                                                                 7,575           17,745             (12,420)(b)          12,900
All other expenses
                                                               107,010           76,750             (87,823)(c)          95,937
                                                            ----------       ----------          ----------          ----------
   Total operating expenses
                                                               412,016        1,196,448            (140,701)          1,467,763
                                                            ----------       ----------          ----------          ----------
Expense reimbursement                                         (161,899)        (171,903)            163,935            (169,867)
                                                            ----------       ----------          ----------          ----------
   Net Expenses                                                250,117        1,024,545              23,234           1,297,896

NET INVESTMENT INCOME                                          995,093        7,208,013             (23,234)          8,179,873

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                                  (236,729)         114,022                  --            (122,707)
 Closed futures contracts                                       14,402          (50,424)                 --             (36,022)
 Foreign currency transactions                                      --               --                  --                  --
                                                            ----------       ----------          ----------          ----------
    Net Realized Gain                                         (222,327)          63,599                  --            (158,729)
Change in net unrealized appreciation/depreciation
  during the period on:
 Investments                                                  (103,942)      (2,907,550)                 --          (3,011,491)
 Open futures contracts                                        (26,365)        (151,737)                 --            (178,102)
 Foreign currency transactions                                      --               --                  --                  --
                                                            ----------       ----------          ----------          ----------
    Net Change in Unrealized Appreciation/Depreciation        (130,306)      (3,059,287)                 --          (3,189,593)
                                                            ----------       ----------          ----------          ----------
      Net Gain                                                (352,633)      (2,995,688)                 --          (3,348,322)
                                                            ----------       ----------          ----------          ----------
Increase in Net Assets from Operations                         642,460        4,212,325             (23,234)          4,831,551


(a)  Based on the contract in effect for the surviving fund.

(b)  Based on trustee compensation plan of the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Liberty Intermediate Tax-Exempt Fund and Stein Roe Intermediate Municipals Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

                              PLEASE VOTE PROMPTLY
                        *********************************

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY INTERMEDIATE TAX-EXEMPT FUND

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Intermediate Tax-Exempt Fund by Stein Roe Intermediate Municipals Fund (Item 1 of the Notice).

For                      Against                       Abstain
---                      -------                       -------
|  |                      |  |                           |  |

2.       To elect eleven Trustees (Item 2 of the Notice).

(01)     Douglas A. Hacker
(02)     Janet Langford Kelly
(03)     Richard W. Lowry
(04)     Salvatore Macera
(05)     William E. Mayer
(06)     Charles R. Nelson
(07)     John J. Neuhauser
(08)     Joseph R. Palombo
(09)     Thomas E. Stitzel
(10)     Thomas C. Theobald
(11)     Anne-Lee Verville

For
All                                                           For All
Nominees                  Withheld                            Except
--------                  --------                            ------
|  |                        |  |                               |  |

Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

MARK BOX AT RIGHT FOR ADDRESS CHANGE
AND NOTE AT LEFT                                   |__|

PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                 Date_________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here

Detach Card

Two Convenient Ways to Vote Your Proxy

The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals. We are offering two additional ways to vote: by telephone or fax. These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

         Vote by Telephone:
         - Read the proxy statement and have your proxy card available.
         - When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
         - Follow the instructions provided to cast your vote. A representative will be available to answer questions.
         Vote by Fax:
         - Read the proxy statement.
         - Complete the enclosed proxy card.
         - Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027